CONVERTIBLE SENIOR NOTES (Details) $ / shares in Units, ¥ in Thousands				12 Months Ended
	Aug. 08, 2014 $ / shares	Jun. 20, 2014 CNY (¥)	Apr. 03, 2014 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) item	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Aug. 07, 2014
CONVERTIBLE SENIOR NOTES
Ratio of common shares to ADSs	1							2
Issuance costs							¥ 47,522
Gain (Loss) from foreign currency translation				$ 34,000	¥ 238	¥ (55,857)	10,039
Gain (Loss) from change in fair value				$ (10,001,000)	(69,439)	¥ 67,168	(55,355)
Payment for call options							307,600
Amount of change in fair value							¥ 24,874
ADSs
CONVERTIBLE SENIOR NOTES
Number of shares repurchased and retired | shares						898,950	799,293
Convertible senior notes due April 15, 2019
CONVERTIBLE SENIOR NOTES
Amount issued | $			$ 172,500,000
Interest rate			3.25%
Interest expense incurred					¥ 37,298	¥ 34,983	¥ 25,078
Number of trading days in consideration of conversion of the Notes | item				20	20
Number of consecutive trading days in consideration of conversion of the Notes				30 days	30 days
Threshold percentage of stock price trigger				130.00%	130.00%
Number of business days in consideration of conversion of the Notes				5 days	5 days
Number of consecutive trading day period (measurement period) in consideration of conversion of the Notes				10 days	10 days
Denomination of the principal amount of debt in consideration conversion of the Notes | $				$ 1,000
Threshold percentage of stock price trigger in measurement period				98.00%	98.00%
Redemption price, if repurchase on April 15, 2017				100.00%	100.00%
Redemption price, if undergoing a fundamental change				100.00%	100.00%
Issuance costs							33,093
Gain (Loss) from foreign currency translation					¥ (79,393)	(64,838)	5,507
Gain (Loss) from change in fair value					(69,439)	¥ 67,168	¥ (55,355)
Amount of debt converted					0
Convertible senior notes due April 15, 2019 | ADSs
CONVERTIBLE SENIOR NOTES
Conversion rate	0.0233952		0.0116976
Conversion price (USD per share) | $ / shares	$ 42.74		$ 85.49
Convertible senior notes due April 15, 2019 | Estimated fair value
CONVERTIBLE SENIOR NOTES
Fair value of the Notes					¥ 1,257,709
Zero-Strike Call Options | ADSs
CONVERTIBLE SENIOR NOTES
Number of shares repurchased and retired | shares							76,000
Zero-Strike Call Options | Convertible senior notes due April 15, 2019
CONVERTIBLE SENIOR NOTES
Issuance costs							¥ 14,429
Option strike price | $ / shares			$ 0
Payment for call options | $			$ 50,000,000
Fair value recorded | $			$ 50,000,000
Amount of change in fair value		¥ 24,874
Zero-Strike Call Options | Convertible senior notes due April 15, 2019 | ADSs
CONVERTIBLE SENIOR NOTES
Number of ADSs covered | shares			1,462,204